Leases - Narrative (Details) $ in Millions			12 Months Ended
	Apr. 01, 2024 rig	Jan. 01, 2024 rig	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($) rig	Dec. 31, 2022 USD ($)
Lessee, Lease, Description [Line Items]
Right of use lease asset, current			$ 0.4	$ 0.5
Right-of-use lease asset, non-current			$ 0.8	1.1
Operating lease, weighted average remaining lease term			3 years 6 months
Operating lease, weighted-average discount rate, percent			6.50%
Operating lease expense			$ 15.2	12.5
Number of jack-up rigs under new agreement | rig	3	2
Total operating revenues			1,010.6	$ 771.6	$ 443.8
Cost of jack-up rigs subject to lease			754.5
Accumulated depreciation jack-up rigs subject to lease			174.8
Number of Jack-up rigs leased to third parties | rig				0
Bareboat charter revenue | Nonrelated party
Lessee, Lease, Description [Line Items]
Total operating revenues			90.8	$ 0.0	$ 0.0
General and administrative expense
Lessee, Lease, Description [Line Items]
Operating lease expense			2.1	1.8
Operating expense
Lessee, Lease, Description [Line Items]
Operating lease expense			$ 13.1	$ 10.7